Fair value option (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2023	2022
Assets of consolidated investment management funds:
Trading assets	$510	$203
Other assets	16	6
Total assets of consolidated investment management funds	$526	$209
Liabilities of consolidated investment management funds:
Other liabilities	$1	$1
Total liabilities of consolidated investment management funds	$1	$1